Working capital - Disclosure of changes in working capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Working Capital [Abstract]
(Increase)/decrease in inventories	€ (2,537)	€ 632		€ (4,388)
(Increase)/decrease in trade receivables	(665)	786		(2,249)
Increase/(decrease) in trade payables	3,483	(4,007)		1,058
Other changes	(288)	(1,057)		(1,281)
Total change in working capital	€ (7)	€ (3,646)	[1]	€ (6,860)	[1]

[1]	(1) Certain line items in prior periods have been reclassified to enhance the consistency and comparability of the financial disclosures.
Refer to Note 1, Basis of presentation for additional information